Expense Classification	3 Months Ended
Mar. 31, 2013
Expense Classification

2. Expense Classification:

During a review of spending by functional area, the Company identified a misclassification of certain expenses in 2010, 2011 and 2012. The misclassification stems from the treatment of certain offshore resources by functional area. It resulted in an understatement of product development and maintenance expense with an offsetting overstatement within cost of sales and direct operating expense and sales, marketing and administration expense. There was no impact on total reported expenses for any period and therefore no impact on operating or net income.

Accordingly, for the three months ended March 31, 2012, product development and maintenance expense has been revised from $86 million to $94 million, cost of sales and direct operating has been revised from $458 million to $453 million, and sales, marketing and administration has been revised from $256 million to $253 million. For 2010, product development and maintenance expense has been revised from $350 million to $391 million, cost of sales and direct operating has been revised from $1,895 million to $1,877 million, and sales, marketing and administration has been revised from $1,057 million to $1,034 million. For 2011, product development and maintenance expense has been revised from $393 million to $426 million, cost of sales and direct operating has been revised from $1,848 million to $1,822 million, and sales, marketing and administration has been revised from $1,108 million to $1,101 million. For 2012, product development and maintenance expense has been revised from $353 million to $393 million, cost of sales and direct operating has been revised from $1,740 million to $1,735 million, and sales, marketing and administration has been revised from $1,039 million to $1,004 million. In future filings, any comparative period presentation will be revised when those periods are presented. The misclassifications were not material to the consolidated financial statements.